Property, Plant and Equipment - Schedule of Cost of Freehold Land, Net Book Value of Leasehold Properties and Contracts Placed for Future Expenditure (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,166	£ 4,882	£ 3,661
Contracts placed for future expenditure	141	85
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,654	8,191	£ 7,149
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	255	253
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	146	143
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	100	104
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 46	£ 39